Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2013
Commercial Real Estate Loan Types

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2013	2012
Commercial Mortgages
Apartment/ Multi-family	$616.2	$652.9
Office	686.0	621.4
Retail	768.0	614.5
Industrial/ Warehouse	318.6	312.5
Other	110.6	148.7

Total Commercial Mortgages	2,499.4	2,350.0
Construction, Acquisition and Development Loans	254.2	289.4
Single Family Investment	110.0	135.0
Other Commercial Real Estate Related	92.2	85.4

Total Commercial Real Estate Loans	$2,955.8	$2,859.8